                        SUPPLEMENT DATED OCTOBER 13, 2005
                      TO PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005

     This supplement provides information regarding:

(a) Advisory Fees:

     (i) an advisory fee waiver for certain portfolios of John Hancock Trust (the "Trust");

     (ii) a decrease in the advisory fee waiver for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust and the Small Company Value Trust;

     (iii) a change to the method of calculating the advisory fee for certain of the Trust portfolios so that net assets of certain other portfolios are included for the purposes of determining advisory fee breakpoints;

     (iv) Fundamental Value Trust and Financial Services Trust - decrease in the advisory fee (making contractual the existing voluntary advisory fee waiver).

(b) All Cap Growth Trust - portfolio manager changes;

(c) Value Trust - authorization to invest in REITs; and

(d) Lifestyle Trusts - (i) changes to the rebalancing procedures and (ii) information relating to new Trust portfolios that are eligible investments for each of the Lifestyle Trusts.

Each of these changes is described below.

ADVISORY FEES

     Advisory Fee Waiver for All Portfolios of the Trust Except Those Noted
Below

     Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios as set forth below (the "Reimbursement"). The Reimbursement shall apply to all portfolios of the Trust except those noted below (the "Participating Portfolios").

The Reimbursement will not apply to the following portfolios:

Each Lifestyle Trust
American Bond Trust
American Growth Trust
American International Trust
American Blue Chip Income and Growth Trust
American Growth-Income Trust
Money Market Trust B
500 Index Trust B
International Equity Index Trust B
Bond Index Trust B

     The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

     Decrease in the Advisory Fee Waiver for Science & Technology, Health Sciences, Blue Chip Growth, Equity-Income, Small Company Value and Mid Value Trusts.

     The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology, Health Sciences, Blue Chip Growth, Equity-Income, Small Company Value and Mid Value Trusts. This waiver is based on the combined assets of these portfolios and may be terminated at any time by the Adviser.

     The percentage fee reduction for each asset level currently is as follows:

COMBINED ASSET LEVELS                                         FEE REDUCTION
---------------------                                      -------------------
                                                           (AS A PERCENTAGE OF
                                                            THE ADVISORY FEE)
First $750 million......................................          0.00%
Over $750 million.......................................           5.0%
Between $1.5 billion and $3.0 billion...................           7.5%
Over $3.0 billion.......................................            10%

If such advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows (as a percentage of the portfolio's net assets for the fiscal year ended December 31, 2004).

Science & Technology Trust..............................   1.01%
Health Sciences Trust...................................   1.02%
Blue Chip Growth Trust..................................   0.79%
Equity-Income Trust.....................................   0.78%
Mid Value Trust.........................................   0.98%
Small Company Value Trust...............................   1.01%

     Effective October 14, 2005, the percentage fee reduction will be reduced as noted below and the waiver will be based on the assets of the six portfolios noted above as well as the Spectrum Income Trust and the following funds in John Hancock Funds II: Science & Technology Fund, Health Sciences Fund, Blue Chip Growth Fund, Small Company Value Fund, Spectrum Income Fund and Equity-Income Fund.

COMBINED ASSET LEVELS                                         FEE REDUCTION
---------------------                                      -------------------
                                                           (AS A PERCENTAGE OF
                                                            THE ADVISORY FEE)
First $750 million......................................          0.00%
Over $750 million.......................................          5.00%

If the new advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows (as a percentage of the portfolio's net assets for the fiscal year ended December 31, 2004).

Science & Technology Trust..............................   1.02%
Health Sciences Trust...................................   1.03%
Blue Chip Growth Trust..................................   0.80%
Equity-Income Trust.....................................   0.79%
Mid Value Trust.........................................   0.99%
Small Company Value Trust...............................   1.02%
Spectrum Income Trust...................................   0.75%

     Advisory Fee Changes

     On September 22-23, 2005, the Trustees of John Hancock Trust (the "Trust") approved an amendment to the Trust's advisory agreement (the "Amended Advisory Agreement") changing the method of calculating the advisory fees of the Trust portfolios noted below in Appendix A. This change, which is described below, will be effective October 14, 2005.

     Under the current advisory agreement, the advisory fee is stated as an annual percentage of the current value of a Trust portfolio's net assets. Under the Amended Advisory Agreement, the amount of the advisory fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to this supplement to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios managed by the same subadviser as indicated in the notes to the tables in Appendix A, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios.

     Under both the current advisory agreement and the Amended Advisory Agreement, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

     The change to the method of calculating the advisory fees of the Trust portfolios noted in Appendix A will not result in an immediate change to the effective advisory fee rate of these portfolios. However, if net asset levels in the Trust portfolios and the John Hancock Funds II portfolios increase, the effective annual advisory fee rate for a portfolio will decrease if such increase in net assets causes the advisory fee for the portfolio to reach the next advisory fee breakpoint.

     For information relating to changes to the advisory fees for the Managed Trust and the International Stock Trust which were effective August 1, 2005, see the supplement to the Trust dated June 27, 2005 (as amended and restated July 29, 2005). A shareholders meeting for the Growth & Income Trust will be held on October 17, 2005 to consider an increase in the advisory fee for the portfolio. Both the current advisory fee for the Growth & Income Trust and the advisory fee being considered by shareholders are set forth in Appendix A.

     Financial Services Trust and Fundamental Value Trust

     The advisory fees for the Financial Services Trust and the Fundamental Value Trust currently are as follows:

                                                         BETWEEN
                                                       $50 MILLION
                                           FIRST           AND         EXCESS OVER
PORTFOLIO                              $50 MILLION*   $500 MILLION*   $500 MILLION*
---------                              ------------   -------------   -------------
Financial Services..................       0.90%          0.85%           0.80%
Fundamental Value...................       0.90%          0.85%           0.80%

*    as a percentage of average annual net assets.

     The Adviser is currently voluntarily reducing these advisory fees to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                         BETWEEN
                                                       $50 MILLION
                                           FIRST           AND         EXCESS OVER
PORTFOLIO                              $50 MILLION*   $500 MILLION*   $500 MILLION*
---------                              ------------   -------------   -------------
Financial Services..................       0.85%          0.80%           0.75%
Fundamental Value...................       0.85%          0.80%           0.75%

*    as a percentage of average annual net assets.

     Effective October 14, 2005, the advisory fees for the Financial Services Trust and the Fundamental Value Trust (the "Funds") will be lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver will be eliminated. In addition, the administrative service agreement between the Adviser and Davis Selected Advisers, L.P. ("Davis"), the subadviser to the Funds, whereby Davis pays the Adviser 0.05% of the average annual net assets of each of the Funds (on an annualized basis) to defray a portion of the expense of providing continuing administrative services and investor support services to the Funds will be eliminated.

ALL CAP GROWTH TRUST

The disclosure under "All Cap Growth Trust - Subadviser and Portfolio Managers" is amended and restated as follows:

     A I M Capital Management, Inc., ("AIM"). AIM manages the All Cap Growth Trust. AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

The following individuals are jointly and primarily responsible for the day-to-day management of the All Cap Growth Trust's portfolio:

     - Larry H. Sachnowitz (since September, 2005). Mr. Sachnowitz has been associated with AIM/and or its affiliates since 1987 and is the lead portfolio manager. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the All Cap Growth Trust's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

     - Kirk L. Anderson (since September, 2005). Mr. Anderson has been associated with AIM/and or its affiliates since 1994.

     - James G. Birdsall (since September, 2005). Mr. Birdsall has been associated with AIM/and or its affiliates since 1995.

     - Robert J. Lloyd (since September, 2005). Mr. Lloyd has been associated with AIM and/or its affiliates since 1990.

     They are assisted by the AIM's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the portfolio, but do not have day-to-day management responsibilities with respect to the portfolio. Members of the team may change from time to time.

     The Trust's Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

VALUE TRUST

Effective October 14, 2005, the Value Trust portfolio may invest up to 15% of its net assets in REITS. Investing in REITs and real estate related securities involves the risks associated with real estate investing, such as declines in real estate values, deterioration in general and local economic conditions and increases in interest rates. Any such developments could negatively affect the securities held by the portfolio and the value of the portfolio may decline. Additional risks associated with investing in securities linked to the real estate market is set forth under ""Risks of Investing in Certain Types of Securities."

LIFESTYLE TRUSTS

          Rebalancing

Each Lifestyle Trust is monitored daily. To maintain target allocations in the underlying portfolios, daily cash flow for each Lifestyle Trust will be directed to its underlying portfolio that most deviates from target. Quarterly, the subadviser may also rebalance each Lifestyle Trust's underlying portfolios to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific underlying portfolio held by a Lifestyle Trust. Such adjustments may be made to increase or decrease the Lifestyle Trust's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Trust's assets subject to the management of a particular underlying portfolio subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Lifestyle Trust will reflect both its subadviser's allocation decisions with respect to underlying portfolios and the investment decisions made by the underlying portfolios' subadvisers. Each Lifestyle Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying portfolio in which it invests.

          New Underlying Portfolios

     Effective October 24, 2005, each of the Lifestyle Trusts may invest in ten new Trust portfolios. Each of these portfolios is described below and in a prospectus and statement of additional information for these portfolios which is available upon request.

GROWTH OPPORTUNITIES TRUST

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective: To seek long-term capital growth.

     Investment Strategies: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to those of companies with stocks in the Index ("small and mid-cap companies"). Under normal circumstances, the portfolio invests at least 80% of its assets in investments in small and mid-cap companies. The subadviser uses proprietary research and multiple quantitative models to identify small cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small and mid-cap company stocks it believes have growth characteristics and are undervalued.

GROWTH TRUST

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE: To seek long-term capital growth.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index. As of August 31, 2005, the market cap range of the Russell 1000 Index was $906 million to $381.3 billion. The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value.

INTERNATIONAL GROWTH TRUST

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE: To seek long term capital appreciation.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically invests in a diversified portfolio of equity investments from developed markets throughout the world.

INTRINSIC VALUE TRUST

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE: To seek long-term capital growth.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. As of August 31, 2005, the market cap range of the Russell 1000 Index was $906 million to $381.3 billion. The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believe to be their true fundamental value.

SMALL COMPANY GROWTH TRUST

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: To seek long-term growth of capital.

INVESTMENT STRATEGIES: To pursue this goal, the portfolio normally invests at least 80% of its assets in securities of small-capitalization companies. The portfolio considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

SPECTRUM INCOME TRUST

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: To seek a high level of current income with moderate share price fluctuation.

INVESTMENT STRATEGIES: To pursue this goal, the portfolio diversifies its assets widely among various market segments. The portfolio seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time. The portfolio normally invests in a diversified portfolio of domestic and international bonds which are chosen across the entire spectrum of government, corporate and mortgage-backed bonds. The portfolio will also seek equity income through investments in dividend-paying stocks.

U.S. MULTI SECTOR TRUST

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE: To seek long term capital appreciation

INVESTMENT STRATEGIES: The portfolio seeks total return greater than its benchmark. To pursue this goal, the portfolio normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The portfolio normally invests at least 80% of its assets in investments tied economically to the U.S.

VALUE OPPORTUNITIES TRUST

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE: To seek long-term capital growth.

     INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small and mid-cap companies"). Under normal circumstances, the portfolio invests at least 80% of its assets in securities of small and mid - cap companies. The subadviser uses proprietary research and multiple quantitative models to identify small and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value.

VALUE & RESTRUCTURING TRUST

SUBADVISER: United States Trust Company

INVESTMENT OBJECTIVE: To seek long-term capital appreciation.

INVESTMENT STRATEGIES: To pursue this goal, the portfolio invests primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

VISTA TRUST

SUBADVISER: American Century Investment Management, Inc.

INVESTMENT OBJECTIVE: To seek long-term capital growth.

INVESTMENT STRATEGIES: To pursue this goal, the portfolio normally invests in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase, but the portfolio may purchase other types of securities as well. For purposes of the description of the Vista Trust, "medium-sized and smaller companies" is defined as companies in the Russell Midcap Growth Index which has a market cap range between $1.23 billion and $15.8 billion as of August 31, 2005.

ANNUAL EXPENSES OF EACH PORTFOLIO

(as a percentage of Trust portfolio average net assets for the fiscal year ended December 31, 2004)

     The table below describes the fees and expenses for the NAV shares of each class of shares of each portfolio of the Trust described above. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium and would be higher if they did. In the case of variable insurance contracts, such fees and expenses are listed in the prospectus for the variable insurance contract. None of the portfolios charge a sales load or surrender fee although these fees may be imposed by the variable insurance contract or the qualified plan.

NAV SHARES

                                                 OTHER EXPENSES    TOTAL TRUST ANNUAL
TRUST PORTFOLIO               MANAGEMENT FEES   (NAV SHARES) (A)        EXPENSES
---------------               ---------------   ----------------   ------------------
Small Company Growth Trust         1.05%            0.34%               1.39%
Growth Opportunities Trust         0.80%            0.14%               0.94%
Value Opportunities Trust          0.80%            0.14%               0.94%
Vista Trust                        0.90%            0.62%(C)            1.52%(C)
Intrinsic Value Trust              0.78%            0.13%               0.91%
Growth Trust                       0.80%            0.08%               0.88%
U.S. Multi Sector Trust            0.78%            0.04%               0.82%
International Growth Trust         0.91%            0.13%               1.04%
Spectrum Income Trust(B)           0.77%            0.10%               0.87%
Value & Restructuring Trust        0.85%            0.06%               0.91%

(A)  Based on estimates for the current fiscal year.

(B) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Spectrum Income Trust. The waiver is based on the combined assets of this portfolio and the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust and the Small Company Value Trust, each a series of the Trust, and the Science & Technology Fund, Health Sciences Fund, Blue Chip Growth Fund, Small Company Value Fund, Spectrum Income Fund and Equity-Income Fund, each a series of John Hancock Funds II. Once these combined assets exceed specified amounts, the fee reduction is increased.

     The fee reductions is applied to the advisory fees of the Spectrum Income Trust. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the advisory fees for the Spectrum Income Trust would have been 0.75%.

(C) For certain portfolios, the Adviser voluntarily reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Vista Trust, if such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be as follows for the NAV Shares:

                                                                   TOTAL TRUST
                                                OTHER EXPENSES   ANNUAL EXPENSES
                                                --------------   ---------------
Vista........................................        0.50%            1.40%

This voluntary expense reimbursement may be terminated at any time.

                                   APPENDIX A

                                            FIRST         BETWEEN           BETWEEN          BETWEEN        EXCESS
                                             $50        $50 MILLION       $200 MILLION     $500 MILLION      OVER
                                           MILLION          AND               AND              AND        $1 BILLION
                                             OF       $200 MILLION OF   $500 MILLION OF   $1 BILLION OF       OF
                                          AGGREGATE    AGGREGATE NET     AGGREGATE NET    AGGREGATE NET    AGGREGATE
PORTFOLIO                                NET ASSETS        ASSETS            ASSETS           ASSETS      NET ASSETS
---------                                ----------   ---------------   ---------------   -------------   ----------
All Cap Core(1).......................     0.800%          0.800%            0.800%           0.750%        0.750%
Blue Chip Growth(2)...................     0.825%          0.825%            0.825%           0.825%        0.800%
Bond Index A(3).......................     0.470%          0.470%            0.470%           0.470%        0.470%
Dynamic Growth(4).....................     0.950%          0.950%            0.950%           0.900%        0.900%
Emerging Growth(5)....................     0.800%          0.800%            0.800%           0.800%        0.800%
Emerging Small Company(6).............     1.000%          1.000%            1.000%           0.970%        0.950%
Equity-Income(7)......................     0.825%          0.825%            0.825%           0.825%        0.800%
Global Allocation(8)..................     0.850%          0.850%            0.850%           0.800%        0.800%
High Yield(9).........................     0.725%          0.725%            0.725%           0.650%        0.650%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Core Trust, a series of the Trust, and the All Cap Core Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Blue Chip Growth Trust, a series of the Trust, and the Blue Chip Growth Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Bond Index Trust A, a series of the Trust, and the Bond Index Fund A, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Dynamic Growth Trust, a series of the Trust, and the Dynamic Growth Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Emerging Growth Trust, a series of the Trust, and the Emerging Growth Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Emerging Small Company Trust, a series of the Trust, and the Emerging Small Company Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Equity-Income Trust, a series of the Trust, and the Equity-Income Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Global Allocation Trust, a series of the Trust, and the Global Allocation Fund, a series of John Hancock Funds II, are included.

(9) For purposes of determining Aggregate Net Assets, the net assets of: the High Yield Trust, a series of the Trust, and the High Yield Fund, a series of John Hancock Funds II, are included.

                                            FIRST         BETWEEN           BETWEEN          BETWEEN        EXCESS
                                             $50        $50 MILLION       $200 MILLION     $500 MILLION      OVER
                                           MILLION          AND               AND              AND        $1 BILLION
                                             OF       $200 MILLION OF   $500 MILLION OF   $1 BILLION OF       OF
                                          AGGREGATE    AGGREGATE NET     AGGREGATE NET    AGGREGATE NET    AGGREGATE
PORTFOLIO                                NET ASSETS        ASSETS            ASSETS           ASSETS      NET ASSETS
---------                                ----------   ---------------   ---------------   -------------   ----------
Health Sciences(1)....................     1.050%          1.050%            1.050%           1.000%        1.000%
International Small Cap(2)............     1.050%          1.050%            0.950%           0.850%        0.850%
International Value(3)................     0.950%          0.950%            0.850%           0.800%        0.800%
Investment Quality Bond(4)............     0.600%          0.600%            0.600%           0.550%        0.550%
Mid Cap Stock(5)......................     0.875%          0.875%            0.850%           0.825%        0.825%
Mid Cap Value(6)......................     0.900%          0.900%            0.850%           0.825%        0.825%
Mid Value(7)..........................     1.050%          0.950%            0.950%           0.950%        0.950%
Money Market(8).......................     0.500%          0.500%            0.500%           0.470%        0.470%
Natural Resources(9)..................     1.050%          1.000%            1.000%           1.000%        1.000%
Pacific Rim(10).......................     0.800%          0.800%            0.800%           0.700%        0.700%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Health Sciences Trust, a series of the Trust, and the Health Sciences Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the International Small Cap Trust, a series of the Trust, and the International Small Cap Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the International Value Trust, a series of the Trust, the International Value Fund, a series of John Hancock Funds II, the Global Trust, a series of the Trust and the Global Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Investment Quality Bond Trust, a series of the Trust, and the Investment Quality Bond Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Stock Trust, a series of the Trust, and the Mid Cap Stock Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Value Trust, a series of the Trust, and the Mid Cap Value Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Value Trust, a series of the Trust, and the Mid Value Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Money Market Trust, a series of the Trust, and the Money Market Fund, a series of John Hancock Funds II, are included.

(9) For purposes of determining Aggregate Net Assets, the net assets of: the Natural Resources Trust, a series of the Trust, and the Natural Resources Fund, a series of John Hancock Funds II, are included.

(10) For purposes of determining Aggregate Net Assets, the net assets of: the Pacific Rim Trust, a series of the Trust, and the Pacific Rim Fund, a series of John Hancock Funds II, are included.

                                            FIRST         BETWEEN           BETWEEN          BETWEEN        EXCESS
                                             $50        $50 MILLION       $200 MILLION     $500 MILLION      OVER
                                           MILLION          AND               AND              AND        $1 BILLION
                                             OF       $200 MILLION OF   $500 MILLION OF   $1 BILLION OF       OF
                                          AGGREGATE    AGGREGATE NET     AGGREGATE NET    AGGREGATE NET    AGGREGATE
PORTFOLIO                                NET ASSETS        ASSETS            ASSETS           ASSETS      NET ASSETS
---------                                ----------   ---------------   ---------------   -------------   ----------
Quantitative All Cap(1)...............     0.750%          0.700%            0.700%           0.700%        0.700%
Quantitative Mid Cap(2)...............     0.750%          0.750%            0.650%           0.650%        0.650%
Real Estate Securities(3).............     0.700%          0.700%            0.700%           0.700%        0.700%
Science & Technology(4)...............     1.050%          1.050%            1.050%           1.000%        1.000%
Small Cap(5)..........................     0.850%          0.850%            0.850%           0.850%        0.850%
Small Cap Opportunities(6)............     1.000%          1.000%            1.000%           0.950%        0.950%
Small Company Value(7)................     1.050%          1.050%            1.050%           1.000%        1.000%
Special Value(8)......................     1.000%          1.000%            1.000%           0.950%        0.950%
Strategic Bond(9).....................     0.725%          0.725%            0.725%           0.650%        0.650%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative All Cap Trust, a series of the Trust, and the Quantitative All Cap Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Mid Cap Trust, a series of the Trust, and the Quantitative Mid Cap Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Real Estate Securities Trust, a series of the Trust, and the Real Estate Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Science & Technology Trust, a series of the Trust, and the Science & Technology Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Trust, a series of the Trust, and the Small Cap Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Opportunities Trust, a series of the Trust, and the Small Cap Opportunities Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Value Trust, a series of the Trust, and the Small Company Value Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Special Value Trust, a series of the Trust, and the Special Value Fund, a series of John Hancock Funds II, are included.

(9) For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Bond Trust, a series of the Trust, and the Strategic Bond Fund, a series of John Hancock Funds II, are included.

                                            FIRST         BETWEEN           BETWEEN          BETWEEN        EXCESS
                                             $50        $50 MILLION       $250 MILLION     $500 MILLION      OVER
                                           MILLION          AND               AND              AND        $1 BILLION
                                             OF       $250 MILLION OF   $500 MILLION OF   $1 BILLION OF       OF
                                          AGGREGATE    AGGREGATE NET     AGGREGATE NET    AGGREGATE NET    AGGREGATE
PORTFOLIO                                NET ASSETS        ASSETS            ASSETS           ASSETS      NET ASSETS
---------                                ----------   ---------------   ---------------   -------------   ----------
All Cap Value(1)......................     0.850%          0.850%            0.800%           0.750%        0.750%
Financial Services(2).................     0.850%          0.800%            0.800%           0.750%        0.750%
Fundamental Value(3)..................     0.850%          0.800%            0.800%           0.750%        0.750%
International Opportunities(4)........     1.000%          1.000%            0.950%           0.900%        0.900%
Large Cap(5)..........................     0.850%          0.850%            0.800%           0.750%        0.750%
Mid Cap Index(6)......................     0.490%          0.490%            0.480%           0.460%        0.460%

                                                     BETWEEN           BETWEEN          BETWEEN
                                       FIRST       $50 MILLION       $250 MILLION     $500 MILLION       EXCESS
                                        $50            AND               AND              AND             OVER
                                    MILLION OF   $250 MILLION OF   $500 MILLION OF   $1 BILLION OF   $1 BILLION OF
                                     AGGREGATE    AGGREGATE NET     AGGREGATE NET    AGGREGATE NET     AGGREGATE
PORTFOLIO                           NET ASSETS        ASSETS            ASSETS           ASSETS        NET ASSETS
---------                           ----------   ---------------   ---------------   -------------   -------------
Small Cap Index(7)...............     0.490%          0.490%            0.480%           0.460%          0.460%
Total Stock Market Index(8)......     0.490%          0.490%            0.480%           0.460%          0.460%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Value Trust, a series of the Trust, and the All Cap Value Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Financial Services Trust, a series of the Trust, and the Financial Services Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Fundamental Value Trust, a series of the Trust, and the Fundamental Value Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the International Opportunities Trust, a series of the Trust, and the International Opportunities Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of: the Large Cap Trust, a series of the Trust, and the Large Cap Fund, a series of John Hancock Funds II, are included.

(6) For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of the Trust, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.

(7) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Index Trust, a series of the Trust, and the Small Cap Index Fund, a series of John Hancock Funds II, are included.

(8) For purposes of determining Aggregate Net Assets, the net assets of: the Total Stock Market Index Trust, a series of the Trust, and the Total Stock Market Index Fund, a series of John Hancock Funds II, are included.

                                                  BETWEEN $500 MILLION AND   BETWEEN $1 BILLION AND $2.5         EXCESS OVER
                          FIRST $500 MILLION OF    $1 BILLION OF AGGREGATE       BILLION OF AGGREGATE            $2.5 BILLION
PORTFOLIO                  AGGREGATE NET ASSETS          NET ASSETS                   NET ASSETS           OF AGGREGATE NET ASSETS
---------                 ---------------------   ------------------------   ---------------------------   -----------------------
Growth Opportunities(1)           0.800%                   0.780%                       0.770%                      0.760%
Growth(2)                         0.800%                   0.780%                       0.770%                      0.760%
Intrinsic Value(3)                0.780%                   0.760%                       0.750%                      0.740%
U.S. Multi Sector(4)              0.780%                   0.760%                       0.750%                      0.740%
Value Opportunities(5)            0.800%                   0.780%                       0.770%                      0.760%

(1) For purposes of determining Aggregate Net Assets, the net assets of the Growth Opportunities Trust, a series of the Trust, the Growth Opportunities Fund, a series of John Hancock Funds III, and the Growth Opportunities Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of both the Growth Trust, a series of the Trust, the Growth Fund, a series of John Hancock Funds III, and the Growth Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of the Intrinsic Value Trust, a series of the Trust, the Intrinsic Value Fund, a series of John Hancock Funds III, and the assets of the Intrinsic Value Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of the U.S. Multi Sector Trust, a series of the Trust, and the U.S. Multi Sector Fund, a series of John Hancock Funds II, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of the Value Opportunities Trust, a series of the Trust, the Value Opportunities Fund, a series of John Hancock Funds III, and the Value Opportunities Fund, a series of John Hancock Funds II, are included.

                                                    BETWEEN           BETWEEN          BETWEEN
                                      FIRST       $50 MILLION       $250 MILLION     $500 MILLION       EXCESS
                                       $50            AND               AND              AND             OVER
                                   MILLION OF   $250 MILLION OF   $500 MILLION OF   $1 BILLION OF   $1 BILLION OF
                                    AGGREGATE    AGGREGATE NET     AGGREGATE NET    AGGREGATE NET     AGGREGATE
PORTFOLIO                          NET ASSETS        ASSETS            ASSETS           ASSETS        NET ASSETS
---------                          ----------   ---------------   ---------------   -------------   -------------
U.S. Government Securities(1)...     0.650%          0.650%            0.650%           0.550%          0.550%
U.S. High Yield Bond(2).........     0.750%          0.750%            0.720%           0.720%          0.720%
Value(3)........................     0.750%          0.750%            0.725%           0.650%          0.650%
500 Index(4)....................     0.470%          0.470%            0.470%           0.460%          0.460%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Government Securities Trust, a series of the Trust, and the U.S. Government Securities Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the U.S. High Yield Bond Trust, a series of the Trust, and the U.S. High Yield Bond Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Value Trust, a series of the Trust, and the Value Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the 500 Index Trust, a series of the Trust, and the 500 Index Fund, a series of John Hancock Funds II, are included.

                                                   BETWEEN
                                      FIRST      $500 MILLION       EXCESS
                                      $500            AND            OVER
                                   MILLION OF   $1 BILLION OF   $1 BILLION OF
                                    AGGREGATE   AGGREGATE NET     AGGREGATE
PORTFOLIO                          NET ASSETS       ASSETS        NET ASSETS
---------                          ----------   -------------   -------------
Quantitative Value(1)...........      0.700%        0.650%          0.600%
Strategic Income(2).............      0.725%        0.650%          0.650%
U.S. Global Leaders Growth(3)...     0.7125%        0.675%          0.675%
Value & Restructuring(4)........      0.850%        0.800%          0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Value Trust, a series of the Trust, and the Quantitative Value Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Income Trust, a series of the Trust, and the Strategic Income Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Global Leaders Growth Trust, a series of the Trust, and the U.S. Global Leaders Growth Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of: the Value & Restructuring Trust, a series of the Trust, and the Value & Restructuring Fund, a series of John Hancock Funds II, are included.

                                                      BETWEEN           BETWEEN          BETWEEN
                                        FIRST       $100 MILLION      $200 MILLION     $500 MILLION       EXCESS
                                        $100            AND               AND              AND            OVER
                                     MILLION OF   $200 MILLION OF   $500 MILLION OF   $1 BILLION OF   $1 BILLION OF
                                      AGGREGATE    AGGREGATE NET     AGGREGATE NET    AGGREGATE NET     AGGREGATE
PORTFOLIO                            NET ASSETS        ASSETS            ASSETS           ASSETS        NET ASSETS
---------                            ----------   ---------------   ---------------   -------------   -------------
International Equity Index A(1)...     0.550%          0.530%            0.530%           0.530%          0.530%
Small Cap Growth(2)...............     1.100%          1.050%            1.050%           1.050%          1.050%
Small Cap Value(3)................     1.100%          1.050%            1.050%           1.050%          1.050%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the International Equity Index Trust A, a series of the Trust, and the International Equity Index Fund A, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Growth Trust, a series of the Trust, and the Small Cap Growth Fund, a series of John Hancock Funds II, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Value Trust, a series of the Trust, and the Small Cap Value Fund, a series of John Hancock Funds II, are included.

                                         BETWEEN           BETWEEN           BETWEEN
                           FIRST       $300 MILLION      $600 MILLION      $900 MILLION        EXCESS
                           $300            AND               AND               AND              OVER
                        MILLION OF   $600 MILLION OF   $900 MILLION OF   $1.5 BILLION OF   $1 BILLION OF
                         AGGREGATE    AGGREGATE NET     AGGREGATE NET     AGGREGATE NET      AGGREGATE
PORTFOLIO               NET ASSETS        ASSETS            ASSETS            ASSETS         NET ASSETS
---------               ----------   ---------------   ---------------   ---------------   -------------
Strategic Value(1)...     0.850%          0.825%            0.800%            0.775%           0.700%
Utilities(2).........     0.850%          0.825%            0.800%            0.775%           0.700%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Value Trust, a series of the Trust, and the Strategic Value Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Utilities Trust, a series of the Trust, and the Utilities Fund, a series of John Hancock Funds II, are included.


                                         BETWEEN          BETWEEN
                           FIRST       $250 MILLION     $500 MILLION       EXCESS
                           $250            AND               AND            OVER
                        MILLION OF   $500 MILLION OF   $1 BILLION OF   $1 BILLION OF
                         AGGREGATE    AGGREGATE NET    AGGREGATE NET     AGGREGATE
PORTFOLIO               NET ASSETS        ASSETS           ASSETS        NET ASSETS
---------               ----------   ---------------   -------------   -------------
Spectrum Income(1)...     0.800%          0.725%           0.725%          0.725%
Vista Trust(2).......     0.900%          0.850%           0.825%          0.800%


(1) For purposes of determining Aggregate Net Assets, the net asset of: the Spectrum Income Trust, a series of the Trust, and the Spectrum Income Fund, a series of John Hancock Funds II, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of: the Vista Trust, a series of the Trust, and the Vista Fund, a series of John Hancock Funds II, are included.

                                 FIRST       EXCESS OVER
                             $300 MILLION   $300 MILLION
                             OF AGGREGATE   OF AGGREGATE
PORTFOLIO                      NET ASSET     NET ASSETS
---------                    ------------   ------------
Capital Appreciation(1)...      0.850%         0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Capital Appreciation Trust, a series of the Trust, and the Capital Appreciation Fund, a series of John Hancock Funds II, are included.

                                       BETWEEN
                    FIRST $200    $200 MILLION AND     EXCESS OVER
                    MILLION OF     $400 MILLION OF   $400 MILLION OF
                  AGGREGATE NET     AGGREGATE NET       AGGREGATE
PORTFOLIO            ASSETS            ASSETS           NET ASSETS
---------         -------------   ----------------   ---------------
Core Bond(1)...       0.690%           0.640%             0.600%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Core Bond Trust, a series of the Trust, and the Core Bond Fund, a series of John Hancock Funds II, are included.

                        FIRST        EXCESS OVER
                    $350 MILLION   $350 MILLION OF
                    OF AGGREGATE    AGGREGATE NET
PORTFOLIO            NET ASSETS         ASSETS
---------           ------------   ---------------
Core Equity(1)...      0.850%           0.750%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Core Equity Trust, a series of the Trust, and the Core Equity Fund, a series of John Hancock Funds II, are included.

                    FIRST        EXCESS OVER
                $1 BILLION OF   $1 BILLION OF
                AGGREGATE NET     AGGREGATE
PORTFOLIO          ASSETS         NET ASSETS
---------       -------------   -------------
Global(1)....       0.850%          0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Global Trust, a series of the Trust, the Global Fund, a series of John Hancock Funds II, the International Value Trust, a series of the Trust, and the International Value Fund, a series of John Hancock Funds II, are included.

                                                  BETWEEN $100 MILLION AND
                          FIRST $100 MILLION OF    $1 BILLION OF AGGREGATE   EXCESS OVER $1 BILLION
PORTFOLIO                  AGGREGATE NET ASSETS          NET ASSETS          OF AGGREGATE NET ASSETS
---------                 ---------------------   ------------------------   -----------------------
International Growth(1)           0.920%                   0.895%                     0.880%

(1) For purposes of determining Aggregate Net Assets, the net assets of both the International Growth Trust, a series of the Trust, the International Growth Fund, a series of John Hancock Funds III, and the International Growth Fund, a series of John Hancock Funds II, are included.

                              FIRST          EXCESS OVER
                         $750 MILLION OF   $750 MILLION OF
                          AGGREGATE NET     AGGREGATE NET
PORTFOLIO                     ASSETS            ASSETS
---------                ---------------   ---------------
Large Cap Growth(1)...        0.850%            0.800%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Large Cap Growth Trust, a series of the Trust, and the Large Cap Growth Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN                       BETWEEN
                               FIRST               $100 MILLION AND             $300 MILLION AND              EXCESS OVER
                          $100 MILLION OF      $300 MILLION OF AGGREGATE   $500 MILLION OF AGGREGATE   $500 MILLION OF AGGREGATE
PORTFOLIO               AGGREGATE NET ASSETS           NET ASSETS                 NET ASSETS                   NET ASSETS
---------               --------------------   -------------------------   -------------------------   -------------------------
Large Cap Value(1)...          0.850%                    0.850%                     0.825%                       0.800%

(1) For purposes of determining Aggregate Net assets, the net assets of: the Large Cap Value Trust, a series of the Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.

                                                            BETWEEN                     BETWEEN
                                  FIRST                 $50 MILLION AND             $100 MILLION AND              EXCESS OVER
                        $50 MILLION OF AGGREGATE   $100 MILLION OF AGGREGATE   $250 MILLION OF AGGREGATE   $250 MILLION OF AGGREGATE
PORTFOLIO                      NET ASSETS                  NET ASSETS                  NET ASSETS                  NET ASSETS
---------               ------------------------   -------------------------   -------------------------   -------------------------
Short-Term Bond(1)...            0.600%                      0.600%                      0.575%                      0.550%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Short -Term Bond Trust, a series of the Trust, and the Short-Term Fund, a series of John Hancock Funds II, are included.

                           FIRST          EXCESS OVER
                      $125 MILLION OF   $125 MILLION OF
                       AGGREGATE NET     AGGREGATE NET
PORTFOLIO                  ASSETS            ASSETS
---------             ---------------   ---------------
Small Company(1)...        1.050%            1.000%

(1) For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Trust, a series of the Trust, and the Small Company Fund, a series of John Hancock Funds II, are included.

                                       FIRST       EXCESS OVER
PORTFOLIO                          $250 MILLION   $250 MILLION
---------                          ------------   ------------
Small Company Growth Trust(1)...       1.05%          1.00%

(1) When Aggregate Net Assets exceed $1 billion, the advisory fee for the Small Company Growth Trust is 1.00% on all assets. For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Growth Trust, the All Cap Growth Trust and the Mid Cap Core Trust, each a series of the Trust, and of the Small Company Growth Fund, the All Cap Growth Fund and the Mid Cap Core Fund, each a series of John Hancock Funds II, are included.

                                     FIRST          EXCESS OVER
                                $7.5 BILLION OF   $7.5 BILLION OF
                                 AGGREGATE NET     AGGREGATE NET
PORTFOLIO                          ASSETS(1)         ASSETS(1)
---------                       ---------------   ---------------
Lifestyle Aggressive 1000....        0.050%            0.040%
Lifestyle Growth 820.........        0.050%            0.040%
Lifestyle Balanced 640.......        0.050%            0.040%
Lifestyle Moderate 460.......        0.050%            0.040%
Lifestyle Conservative 280...        0.050%            0.040%

(1)  For purposes of determining Aggregate Net Assets, the net assets of:
     Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust, and Lifestyle Conservative 280 Trust, each a series of John Hancock Trust, and Lifestyle Aggressive Trust, Lifestyle Growth Trust, Lifestyle Balanced Trust, Lifestyle Moderate Trust, Lifestyle Conservative Trust, each a series of John Hancock Funds II, are included.

                              GROWTH & INCOME TRUST

                                       BETWEEN            BETWEEN            BETWEEN
                        FIRST      $50 MILLION AND   $200 MILLION AND   $500 MILLION AND   EXCESS OVER
PORTFOLIO            $50 MILLION     $200 MILLION      $500 MILLION        $1 BILLION       $1 BILLION
---------            -----------   ---------------   ----------------   ----------------   -----------
Growth & Income(1)      0.700%          0.700%            0.700%             0.650%           0.600%

(1) Upon the approval of shareholders, the Growth & Income advisory fee increases to:

                                        BETWEEN $500 MILLION    BETWEEN $1 BILLION        EXCESS OF $2.5
               FIRST $500 MILLION OF     AND $1 BILLION OF      AND $2.5 BILLION OF    BILLION OF AGGREGATE
PORTFOLIO      AGGREGATE NET ASSETS*   AGGREGATE NET ASSETS*   AGGREGATE NET ASSETS*        NET ASSETS*
---------      ---------------------   ---------------------   ---------------------   --------------------
Growth &
Income Trust           0.780%                  0.760%                  0.750%                 0.740%

* For the purposes of determining Aggregate Net Assets, the following net assets are included:

(a)  the Growth & Income Trust, a series of John Hancock Trust,

(b) that portion of the net assets of the Managed Trust, a series of John Hancock Trust, that is managed by GMO,.

(c)  U.S. Core Fund, a series of John Hancock Funds III,

(d)  Growth & Income Fund, a series of John Hancock Funds II, and

(e) that portion of the net assets of the Managed Fund, a series of John Hancock Funds II, that is managed by GMO.

JHT Supp Oct. 13, 2005


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